Voyage Expenses And Vessel Operating Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Voyage expenses:
Commissions	$ 2,742	$ 1,752	$ 1,844
Bunkers	2,473	3,921	8,400
Port expenses	226	0	1,390
Other	649	(5)	96
Total	6,090	5,668	11,730
Vessel operating expenses:
Crew costs and related costs	21,154	13,230	2,963
Insurance expense	3,780	2,830	784
Spares, repairs, maintenance and other expenses	6,545	2,231	390
Stores and lubricants	5,022	3,115	651
Management fees	16,395	21,784	29,279
Vetting, insurances, spares and repairs (Note 4)	644	1,850	1,237
Other operating expenses	1,783	720	161
Total	$ 55,323	$ 45,760	$ 35,465